AB BOND FUNDS (“Bond Funds”)

- AB Global Bond Fund

- AB High Income Fund

- AB Income Fund

- AB Limited Duration High Income Portfolio

- AB Short Duration Income Portfolio

- AB Tax-Aware Fixed Income Opportunities Portfolio

- AB Total Return Bond Portfolio

- AB Unconstrained Bond Fund

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

- AB Large Cap Growth Fund

- AB Concentrated Growth Fund

- AB Concentrated International Growth Portfolio

- AB Discovery Growth Fund

- AB Small Cap Growth Portfolio

- AB Global Core Equity Portfolio

- AB Sustainable Global Thematic Fund

- AB Sustainable International Thematic Fund

- AB International Strategic Core Portfolio

- AB Select US Equity Portfolio

- AB Select US Long/Short Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

- AB Municipal Bond Inflation Strategy

- AB All Market Real Return Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein Funds”)

- AB International Portfolio

- AB Intermediate California Municipal Portfolio

- AB Intermediate Diversified Municipal Portfolio

- AB Intermediate Duration Portfolio

- AB Intermediate New York Municipal Portfolio

- AB Short Duration Portfolio

- AB Tax-Managed International Portfolio

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

- AB High Income Municipal Portfolio

- AB Arizona Portfolio

- AB California Portfolio

- AB Massachusetts Portfolio

- AB Minnesota Portfolio

- AB New Jersey Portfolio

- AB New York Portfolio

- AB Ohio Portfolio

- AB Pennsylvania Portfolio

- AB Virginia Portfolio

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

- AB All Market Total Return Portfolio

- AB Conservative Wealth Strategy

- AB Tax-Managed Wealth Appreciation Strategy

- AB Tax-Managed All Market Income Portfolio

AB VALUE FUNDS (“Value Funds”)

- AB All Market Income Portfolio

- AB Core Opportunities Fund

- AB Discovery Value Fund

- AB Equity Income Fund

- AB Global Real Estate Investment Fund

- AB Global Risk Allocation Fund

- AB Relative Value Fund

- AB International Value Fund

- AB Small Cap Value Portfolio

- AB Value Fund

- AB All China Equity Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated July 29, 2020 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 28, 2020
Bond Funds	January 31, 2020
Equity Funds	October 31, 2019, as revised November 20, 2019
Government Money Market	August 30, 2019
Inflation Strategies	January 31, 2020
Municipal Portfolios	September 30, 2019
Value Funds	February 28, 2020
Wealth Strategies	December 31, 2019

* * * * *

For each Fund, the following is added to the end of “Appendix [B/C]—Financial Intermediary Waivers” of the Prospectus:

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 31, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver:

Front-end Sales Load Waiver on Class A Shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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